Note 4 - Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Unrealized Losses on Investment Securities Available for Sale (1)
	201 9	201 8
Balance beginning of the year	$(2)	$(15)

Other comprehensive income before reclassifications	19	13
Amount reclassified from accumulated other comprehensive income (loss)	3	--
Total other comprehensive income	22	13

Reclassification of certain income tax effects from accumulated other comprehensive income	--	--
Balance end of the year	$20	$(2)

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
Details About Other Comprehensive Loss	Amount Reclassified from Accumulated Other Comprehensive Loss (1)		Affected Line Item in the Statement of Income
	For the Year Ended December 3 1 ,
	2019	2018
Unrealized losses on investment securities available for sale	$(4)	$--	Loss on sales of investment securities
	1	--	Income taxes
	$(3)	$--	Net of tax